Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended		120 Months Ended	124 Months Ended	309 Months Ended	375 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%	[1]	14.29%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	17.59%	[1]	10.53%
Lipper Large-Cap Value Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	19.05%	13.08%	19.72%	[1]	11.92%
T. Rowe Price Value Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.17%	10.74%			10.75%
Performance Inception Date								Sep. 30, 1994
T. Rowe Price Value Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.01%	8.81%			9.15%
T. Rowe Price Value Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.04%	8.14%			8.42%
T. Rowe Price Value Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	12.30%	10.88%			10.90%
Performance Inception Date						Aug. 28, 2015
T. Rowe Price Value Fund, Inc. - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	11.89%	10.46%			10.48%
Performance Inception Date							Mar. 31, 2000
T. Rowe Price Value Fund, Inc. - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	12.94%	11.54%	19.68%
Performance Inception Date			Mar. 16, 2020

[1]	Return since 3/16/20.